Significant accounting policies (Tables)	12 Months Ended
Jun. 30, 2019
Significant accounting policies
Schedule of property and equipment

The estimated useful lives for the current and comparative years of significant property and equipment are as follows:

Motor vehicles	5~10 years
Furniture, fixtures and other equipment	3~10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Schedule of estimated useful lives of intangible assets

The following intangible assets with finite useful lives are amortized from the date they are available for use and their estimated useful lives are as follows:

Student relationships	1~15 years
Favorable lease	20 years
Others	3 years